INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES (Tables)
Schedule Of Reconciliation Of Income Taxes
Thousands of United States dollars	2021	2020	2019
Loss before income taxes	$(21,459)	$(14,334)	$(2,844)
Expected income tax recovery based on statutory rate	(5,686)	(3,798)	(754)
Adjustment to expected income tax recovery:
Unrealized loss on investment	621	-	-
Legal settlement	339	-	-
Share based compensation	355	1,299	23
Impairment	-	481	-
Change in statutory, foreign tax, foreign exchange rates and other	(133)	(795)	(90)
Change in benefit of tax assets not recognized and others	4,406	2,813	821
Deferred income tax provision (recovery)	$(98)	$-	$-

Deferred Income Tax Assets And Liabilities
Thousands of United States dollars	2021	2020	2019
United States non-capital loss carryforwards	$1,229	$-	$-
Total deferred tax assets	$1,229	$-	$-

United States intangible assets	$2,511	$-	$-
United States other accruals	90	-	-
Colombia intangible assets	139	139	-
Total deferred tax liabilities	$2,740	$-	$-

Net deferred income tax liability	$1,511	$139	$-

Unrecognized Deductible Temporary Differences
Thousands of United States dollars	2021	2020	2019
Non-capital loss carryforwards - Canada	$21,310	$9,079	$2,577
Legal settlement – Canada	400	-	-
Allowance for doubtful accounts – Canada	400	-	-
Share issue costs – Canada	5,996	2,486	-
Non-capital loss carryforwards – United States	1,006	293	343
Non-capital loss carryforwards - Colombia	2,704	2,709	-
Total	$31,816	$14,567	$2,920